Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
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Financial liabilities designated at fair value through profit or loss

Note 16 – Financial liabilities designated at fair value through profit or loss

	12/31/2018			12/31/2017
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Shares	31	9	40	6	53	59
Debt securities	6	146	152	49	357	406

Total	37	155	192	55	410	465

The effect of credit risk of these instruments is not significant at 12/31/2018 and 12/31/2017.

Shares and debt securities do not have a defined amount on maturity, since they vary according to market quotation and an exchange variation component, respectively.